Supplement to the
Fidelity's Connecticut Municipal Funds
January 29, 2018
Prospectus

The following information supplements similar information for Fidelity® Connecticut Municipal Income Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Elizah McLaughlin (co-manager) has managed the fund since September 2018.

It is expected that Mr. Sommer will retire from Fidelity at the end of 2018 and will no longer manage the fund at that time.

The following information supplements the biographical information for Fidelity® Connecticut Municipal Income Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Elizah McLaughlin is co-manager of Fidelity® Connecticut Municipal Income Fund, which she has managed since September 2018. She also manages other funds. Since joining Fidelity Investments in 1997, Ms. McLaughlin has worked as an analyst and portfolio manager.

It is expected that Mr. Sommer will retire from Fidelity at the end of 2018 and will no longer manage the fund at that time.

CTF-CTM-18-01 1.475744.138	September 11, 2018

Supplement to the
Fidelity's New Jersey Municipal Funds
January 29, 2018
Prospectus

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Elizah McLaughlin (co-manager) has managed the fund since September 2018.

It is expected that Mr. Sommer will retire from Fidelity at the end of 2018 and will no longer manage the fund at that time.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Elizah McLaughlin is co-manager of Fidelity® New Jersey Municipal Income Fund, which she has managed since September 2018. She also manages other funds. Since joining Fidelity Investments in 1997, Ms. McLaughlin has worked as an analyst and portfolio manager.

It is expected that Mr. Sommer will retire from Fidelity at the end of 2018 and will no longer manage the fund at that time.

NJN-18-01 1.475763.143	September 11, 2018